Organization and Business (Details Narrative) - USD ($)					12 Months Ended
	Mar. 12, 2021	Feb. 23, 2021	Sep. 20, 2020	Jul. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Feb. 01, 2021
Proceeds from issuance of private placement					$ 351,092
Number of warrant issued					35,109,231
Warrant exercise price					$ 0.20
Common stock, par value					$ 0.0001	$ 0.0001
Subsequent Event [Member]
Stock issued during the period	20,503,600
Warrant exercise price	$ 0.20
Common stock, par value								$ 0.0001
Private Placement [Member]
Proceeds from issuance of private placement			$ 351,093
Private Placement [Member] | Subsequent Event [Member]
Proceeds from issuance of private placement		$ 205,036
VitaNova Partners, LLC. [Member]
Stock issued during the period				55,612,837	55,612,837
Proceeds from sale lease back				$ 6,000,000
Number of beneficial feature shares purchased				56,052,837
Common Stock [Member]
Stock issued during the period					35,109,000
Warrant [Member]
Number of warrant issued					55,612,900
Warrant outstanding term					2 years
Warrant exercise price					$ 0.20
Warrant [Member] | Subsequent Event [Member]
Stock issued during the period	20,503,600
John McKowen [Member]
Number of shares issued to acquire				440,000
Stock issued during the period				29,369,230
Number of shares subject to repurchase				58,738,460
Shares issued, per share				$ 0.0001
John McKowen [Member] | Forecast [Member]
Number of shares released from repurchase							29,369,230
John McKowen [Member] | Private Placement [Member]
Number of warrant issued				42,140,266
Number of shares released from repurchase				29,369,230
John McKowen [Member] | Common Stock [Member]
Proceeds from issuance of private placement					$ 556,129
Stock issued during the period					55,612,900